SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Concentration of risk
Number of operating segments	2	2	2
Cash and cash equivalents and temporarily restricted cash	$ 58,125
Product concentration risk | Revenue | PC multimedia processors
Concentration of risk
Customers accounted for (as a percent)	75.00%	80.00%	93.00%
Product concentration risk | Revenue | Surveillance and security products
Concentration of risk
Customers accounted for (as a percent)	25.00%	20.00%	7.00%
Customer concentration risk | Product revenue | Top ten customers
Concentration of risk
Customers accounted for (as a percent)	91.00%	89.00%	89.00%
Number of major customers	10	10	10
Customer concentration risk | Revenue | Customer B
Concentration of risk
Customers accounted for (as a percent)	7.00%	11.00%	13.00%
Customer concentration risk | Revenue | Customer I
Concentration of risk
Customers accounted for (as a percent)	0.00%	4.00%	17.00%
Customer concentration risk | Revenue | Customer P
Concentration of risk
Customers accounted for (as a percent)	63.00%	56.00%	18.00%
Customer concentration risk | Revenue | Customer S
Concentration of risk
Customers accounted for (as a percent)	11.00%	13.00%	5.00%
Customer concentration risk | Revenue | Customer R
Concentration of risk
Customers accounted for (as a percent)	0.00%	2.00%	17.00%
Concentration of credit risk | Accounts Receivable | Customer P
Concentration of risk
Customers accounted for (as a percent)	25.00%	20.00%
Concentration of credit risk | Accounts Receivable | Customer S
Concentration of risk
Customers accounted for (as a percent)	49.00%	53.00%